Non-Current Assets – Plant and Equipment - Disclosure of Non-Current Assets - Plant and Equipment (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	$ 63,145	$ 83,144
Exchange differences	3,710	(614)
Additions	45,769	29,215
Disposals	(1,193)	(41)
Depreciation charge	(47,973)	(48,559)
Closing net book amount	63,458	63,145
Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	27,281	51,771
Exchange differences	1,756	(540)
Additions	25,104	0
Disposals	(1,193)	0
Depreciation charge	(22,764)	(23,950)
Closing net book amount	30,184	27,281
Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	29,464	24,393
Exchange differences	1,595	(34)
Additions	20,665	24,966
Disposals	0	(41)
Depreciation charge	(19,591)	(19,820)
Closing net book amount	32,133	29,464
Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	6,400	6,980
Exchange differences	359	(40)
Additions	0	4,249
Disposals	0	0
Depreciation charge	(5,618)	(4,789)
Closing net book amount	1,141	6,400
Cost or Fair Value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	755,157	727,850
Closing net book amount	806,371	755,157
Cost or Fair Value [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	504,844	506,059
Closing net book amount	532,006	504,844
Cost or Fair Value [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	206,836	182,397
Closing net book amount	230,125	206,836
Cost or Fair Value [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	43,477	39,394
Closing net book amount	44,240	43,477
Accumulated Amortization and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(692,012)	(644,706)
Closing net book amount	(742,913)	(692,012)
Accumulated Amortization and Impairment [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(477,563)	(454,288)
Closing net book amount	(501,822)	(477,563)
Accumulated Amortization and Impairment [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(177,372)	(158,004)
Closing net book amount	(197,992)	(177,372)
Accumulated Amortization and Impairment [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(37,077)	(32,414)
Closing net book amount	$ (43,099)	$ (37,077)